Derivatives Warrant Liabilities - Schedule of Black–Scholes Option Price Model (Details) - PIPE [Member]	Jun. 30, 2026	Dec. 31, 2025
Expected Volatility [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	78.67
Risk-free Interest Rate [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	3.57
Expected Life (years) [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	3.33
Value Per Share [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	1.18
Exercise Price [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	1
Minimum [Member] | Expected Volatility [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price		78.67
Minimum [Member] | Risk-free Interest Rate [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price		3.57
Minimum [Member] | Expected Life (years) [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price		3.33
Minimum [Member] | Value Per Share [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price		0.82
Minimum [Member] | Exercise Price [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price		1
Maximum [Member] | Expected Volatility [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price		81.94
Maximum [Member] | Risk-free Interest Rate [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price		4.31
Maximum [Member] | Expected Life (years) [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price		4.32
Maximum [Member] | Value Per Share [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price		1.604
Maximum [Member] | Exercise Price [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price		1.1